Product Warranty Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Product Warranty Liability [Abstract]
Schedule of Changes in Product Warranty Liability	Changes in product warranty liability were as follows:
Warranty Liability
Balance as of December 31, 2025	$1,892
Utilization	(78)
Balance as of March 31, 2026	$1,814

Changes in warranty liability were as follows:

Warranty Liability
Balance as of December 31, 2023	$2,234
Utilization	(181)
Balance as of December 31, 2024	2,053
Utilization	(161)
Balance as of December 31, 2025	$1,892